Taxation (Tables)	6 Months Ended
Sep. 30, 2021
Taxation
Schedule of income tax expense

	Six months ended 30 September
	2021	2020[1]
	€m	€m
United Kingdom corporation tax (expense)/income[2]
Current period	(6)	(17)
Adjustments in respect of prior periods	15	4
Overseas current tax (expense)/income
Current period	(730)	(470)
Adjustments in respect of prior periods	(26)	93
Total current tax expense	(747)	(390)

Deferred tax on origination and reversal of temporary differences
United Kingdom deferred tax	544	83
Overseas deferred tax	204	(152)
Total deferred tax credit/(expense)	748	(69)
Total income tax credit/(expense)	1	(459)

Notes:

1.	In the previously published results for the six months ended 30 September 2020, the Group’s 55% interest in Vodafone Egypt was held for sale. In December 2020, we announced that discussions with the potential purchaser had been terminated. Consequently, the held for sale classification was reversed, resulting in the following changes to the previously published results for the six months ended 30 September 2020: Total deferred tax expense declined by €31 million.
2.	UK operating profits are more than offset by statutory allowances for capital investment in the UK network and systems plus ongoing interest costs including those arising from the €10.7 billion of spectrum payments to the UK government in 2000, 2013 and 2018.